Operating Context - Schedule of Distribution and Sale of Energy and Gas (Details)		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023
Disclosure of subsidiaries [line items]
Percentage of share		100.00%
Guanhaes Energia S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Guanhães Energia S.A. (“Guanhães Energia”)
Percentage of share		49.00%		49.00%
Description		Production and sale of electricity through the implementation and operation of the Dores de Guanhães; Senhora do Porto; and Jacaré Small Hydroelectric Power Plants, located in the municipality of Dores de Guanhães; and Fortuna II, located in the municipality of Virginópolis. All in the state of Minas Gerais.
Paracambi Energetica S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Paracambi Energética S.A. (“Paracambi”)
Percentage of share		49.00%		49.00%
Description		Independent production of electricity, through the implementation and exploitation of the hydraulic potential called PCH Paracambi, located on the Ribeirão das Lages river in the municipality of Paracambi/RJ.
Hidreletrica Cachoeirao S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Hidrelétrica Cachoeirão S.A. (“Cachoeirão”)
Percentage of share		49.00%		49.00%
Description		Production and sale of electricity, under an independent production regime, through the Cachoeirão Hydroelectric Power Plant, located in Pocrane/MG.
Hidreletrica Pipoca S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Hidrelétrica Pipoca S.A. (“Pipoca”)
Percentage of share		49.00%		49.00%
Description		Independent production of electricity, through the implementation and exploitation of the hydraulic potential called PCH Pipoca, located on the Manhuaçu River, in the municipalities of Caratinga and Ipanema/MG.
Amazonia Energia Participacoes S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Amazônia Energia Participações S.A (“Amazônia Energia”)
Percentage of share		74.50%		74.50%
Description		Special-purpose company (SPE), created by the Company, which holds a 74.50% stake, and Light, which holds the remaining 25.50%, for the purpose of acquiring a 9.77% stake in Norte Energia S.A. (“NESA”), the company that holds the concession for the Belo Monte Hydroelectric Power Plant (“Belo Monte HPP”), on the Xingu River, located in the state of Pará.
Alianca Norte Energia Participacoes S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Aliança Norte Energia Participações S.A. (“Aliança Norte”)
Percentage of share		49.00%		49.00%
Description		Special-purpose company (SPE), set up by the Company, which holds a 49.00% stake, and Vale S.A., which holds the remaining 51.00%, for the purpose of acquiring a 9.00% stake in Norte Energia S.A. (“NESA”), the company that holds the concession for the Belo Monte Hydroelectric Power Plant (“Belo Monte HPP”), on the Xingu River, located in the state of Pará.
Alianca Geracaode Energia S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Aliança Geração de Energia S.A. (“Aliança”) (2)
Percentage of share			[1]	45.00%
Description		Private limited company created by the Company and Vale S.A. to become a platformfor consolidating generation assets held by the parties in generation consortia andinvestments in future electricity generation projects. Vale S.A. and the Company hold55.00% and 45.00% of the total capital, respectively.
Transmissora Alianca de Energia Eletrica S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Transmissora Aliança de Energia Elétrica S.A. (“Taesa”)
Percentage of share		21.68%		21.68%
Description		Construction, implementation, operation and maintenance of electricity transmission facilities in all regions of the country, directly and through participation in investees.
UFV Janauba Geracao de Energia Eletrica Distribuida SA [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		UFV Janaúba Geração de Energia Elétrica Distribuída S.A. (“UFV Janaúba”)
Percentage of share		49.00%		49.00%
Description		Photovoltaic solar power generation for the distributed generation market.
UFV Corinto Geracao de Energia Eletrica Distribuida SA [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		UFV Corinto Geração de Energia Elétrica Distribuída S.A. (“UFV Corinto”)
Percentage of share		49.00%		49.00%
Description		Photovoltaic solar power generation for the distributed generation market.
UFV Manga Geracao de Energia Eletrica Distribuida SA [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		UFV Manga Geração de Energia Elétrica Distribuída S.A. (“UFV Manga”)
Percentage of share		49.00%		49.00%
Description		Photovoltaic solar power generation for the distributed generation market.
UFV Bonfinopolis II Geracao de Energia Eletrica Distribuida SA [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		UFV Bonfinópolis II Geração de Energia Elétrica Distribuída S.A. (“UFV Bonfinópolis II”)
Percentage of share		49.00%		49.00%
Description		Photovoltaic solar power generation for the distributed generation market.
UFV Lagoa Grande Geracao de Energia Eletrica Distribuida SA [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		UFV Lagoa Grande Geração de Energia Elétrica Distribuída S.A. (“UFV Lagoa Grande”)
Percentage of share		49.00%		49.00%
Description		Photovoltaic solar power generation for the distributed generation market.
UFV Lontra Geracao de Energia Eletrica Distribuida SA [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		UFV Lontra Geração de Energia Elétrica Distribuída S.A. (“UFV Lontra”)
Percentage of share		49.00%		49.00%
Description		Photovoltaic solar power generation for the distributed generation market.
UFV Mato Verde Geracao de Energia Eletrica Distribuida SA [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		UFV Mato Verde Geração de Energia Elétrica Distribuída S.A. (“UFV Mato Verde”)
Percentage of share		49.00%		49.00%
Description		Photovoltaic solar power generation for the distributed generation market.
UFV Mirabela Geracao de Energia Eletrica Distribuida SA [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		UFV Mirabela Geração de Energia Elétrica Distribuída S.A. (“UFV Mirabela”)
Percentage of share		49.00%		49.00%
Description		Photovoltaic solar power generation for the distributed generation market.
UFV Porteirinha I Geracao de Energia Eletrica Distribuida SA [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		UFV Porteirinha I Geração de Energia Elétrica Distribuída S.A. (“UFV Porteirinha I”)
Percentage of share		49.00%		49.00%
Description		Photovoltaic solar power generation for the distributed generation market.
UFV Porteirinha II Geracao de Energia Eletrica Distribuida SA [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		UFV Porteirinha II Geração de Energia Elétrica Distribuída S.A. (“UFV Porteirinha II”)
Percentage of share		49.00%		49.00%
Description		Photovoltaic solar power generation for the distributed generation market.
UFV Brasilandia Geracao de Energia Eletrica Distribuida SA [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		UFV Brasilândia Geração de Energia Elétrica Distribuída S.A. (“UFV Brasilândia”)
Percentage of share		49.00%		49.00%
Description		Photovoltaic solar power generation for the distributed generation market.
Apolo I SPE Empreendimentos e Energia SA [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Apolo I SPE Empreendimentos e Energia S.A. (“UFV Apolo I”)
Percentage of share		49.00%		49.00%
Description		Photovoltaic solar power generation for the distributed generation market.
Apolo II SPE Empreendimentos e Energia SA [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Apolo II SPE Empreendimentos e Energia S.A. (“UFV Apolo II”)
Percentage of share		49.00%		49.00%
Description		Photovoltaic solar power generation for the distributed generation market.
G2 Campo Lindo I Energia SA [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		G2 Campo Lindo I Energia S.A. (“UFV Campo Lindo I”) (3)
Percentage of share		100.00%	[2]	49.00%
Description		Photovoltaic solar power generation for the distributed generation market.
G2 Campo Lindo II Energia SA [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		G2 Campo Lindo II Energia S.A. (“UFV Campo Lindo II”) (3)
Percentage of share		100.00%		49.00%
Description		Photovoltaic solar power generation for the distributed generation market.
G2 Olaria I Energia SA [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		G2 Olaria I Energia S.A. (“UFV Olaria I")
Percentage of share		49.00%		49.00%
Description		Photovoltaic solar power generation for the distributed generation market.
Cemig Geracaoe Transmissao S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Cemig Geração e Transmissão S.A. (“Cemig GT” ou “Cemig Geração e Transmissão”)
Percentage of share		100.00%		100.00%
Description		Subsidiary engaged in the energy generation and transmission services. Its shares are listed in Brazil, but are not actively traded. Cemig GT has interests in 68 power plants (60 of which are hydroelectric, 7 are wind power and 1 is solar) and associated transmission lines, most of which are part of the Brazilian national generation and transmission grid system, with total installed generation capacity of 5,517 MW.
UFV Boa Esperanca SA [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	[3]	UFV Boa Esperança S.A. (“UFV Boa Esperança “) (1)
Percentage of share		100.00%
Description		Its objects are: (i) installation, operation, maintenance and rental of solar plants; (ii) management of contracts for rental, operation and maintenance of its solar plants; (iii) construction, operation and commercial operation of electricity generation systems; trading of energy, and related services; and (iv) activities in different fields of energy, from whatever source, with a view to commercial operation.
Cemig Geracao Itutinga S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Cemig Geração Itutinga S.A (“Cemig Geração Itutinga”)
Percentage of share		100.00%		100.00%
Description		A public limited company, a wholly-owned subsidiary of the Company, its purpose is to produce and sell electricity, as a public service concessionaire, through the operation of the Itutinga Power Station, as well as to sell electricity on the free trading market.
Cemig Geracao Camargos S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Cemig Geração Camargos S.A (“Cemig Geração Camargos”)
Percentage of share		100.00%		100.00%
Description		A public limited company, a wholly-owned subsidiary of the Company, its purpose is to produce and sell electricity, as a public service concessionaire, through the operation of the Camargos Power Station, as well as to sell electricity on the free trading market.
Cemig Geracao Sul S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Cemig Geração Sul S.A (“Cemig Geração Sul”)
Percentage of share		100.00%		100.00%
Description		A public limited company, a wholly-owned subsidiary of the Company, its purpose is to produce and sell electricity, as a public service concessionaire, through the operation of the Coronel Domiciano, Marmelos, Joasal, Paciência and Piau SHPs, as well as to sell electricity on the free trading market.
Cemig Geracao Leste S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Cemig Geração Leste S.A (“Cemig Geração Leste”)
Percentage of share		100.00%		100.00%
Description		A corporation, a wholly-owned subsidiary of the Company, its purpose is to produce and sell electricity, as a public service concessionaire, through the operation of the Dona Rita, Sinceridade, Neblina, Ervália, Tronqueiras and Peti SHPs, as well as to sell electricity on the free trading market.
Cemig Geracao Oeste S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Cemig Geração Oeste S.A (“Cemig Geração Oeste”)
Percentage of share		100.00%		100.00%
Description		A public limited company, a wholly-owned subsidiary of the Company, its purpose is to produce and sell electricity, as a public service concessionaire, through the operation of the Gafanhoto, Cajuru and Martins SHPs, as well as to sell electricity on the free trading market.
Rosal Energia S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Rosal Energia S.A. (“Rosal”)
Percentage of share		100.00%		100.00%
Description		Production and sale of electricity, as a public electricity service concessionaire, through the Rosal Hydroelectric Power Plant, located on the border between the states of Rio de Janeiro and Espírito Santo.
Sa Carvalho S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Sá Carvalho S.A. (“Sá Carvalho”)
Percentage of share		100.00%		100.00%
Description		Production and sale of electricity, as a public electricity service concessionaire, through the Sá Carvalho Hydroelectric Power Plant, located on the Piracicaba River, in the municipality of Antônio Dias, in the state of Minas Gerais.
Horizontes Energia S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Horizontes Energia S.A. (“Horizontes”)
Percentage of share		100.00%		100.00%
Description		Its objects are: construction, operation and commercial operation of electric power generation systems; trading in energy; and related services.
Cemig P C H S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Cemig PCH S.A. (“Cemig PCH”)
Percentage of share		100.00%		100.00%
Description		Production and sale of electricity under an independent production regime, through the Pai Joaquim Hydroelectric Power Plant, located on the Araguari River, in the municipalities of Sacramento and Santa Juliana, in the state of Minas Gerais.
Cemig Trading S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Cemig Trading S.A. (“Cemig Trading”)
Percentage of share		100.00%		100.00%
Description		Marketing and intermediation of energy-related business.
Empresade Servicose Comercializacaode Energia Eletrica S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Empresa de Serviços e Comercialização de Energia Elétrica S.A. (“ESCEE”)
Percentage of share		100.00%		100.00%
Description		Marketing and intermediation of energy-related business.
Cemig Geracao Poco Fundo [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Cemig Geração Poço Fundo S.A. (“Poço Fundo”)
Percentage of share		100.00%		100.00%
Description		Production and sale of electricity, under an independent production regime, through the Poço Fundo hydroelectric plant, located on the Machado River, in the municipality of Poço Fundo, in the state of Minas Gerais.
Central Eolica Praias de Parajuru S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Central Eólica Praias de Parajuru S.A. (“Praias de Parajuru”)
Percentage of share		100.00%		100.00%
Description		Generation and sale of electricity through a wind farm located in the municipality of Beberibe, in the state of Ceará. It has 19 wind turbines, with towers 85 m high. All its energy is sold through Proinfa.
Central Eolica Volta do Rio S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Central Eólica Volta do Rio S.A. (“Volta do Rio”)
Percentage of share		100.00%		100.00%
Description		Generation and sale of electricity through the wind farm located in the municipality of Acaraú, in the state of Ceará. It has 28 wind turbines with 65-meter-high towers. All its energy is sold through Proinfa.
Cemig Distribuicao S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Cemig Distribuição S.A. (“Cemig D” ou “Cemig Distribuição”)
Percentage of share		100.00%		100.00%
Description		Operation of electricity distribution through networks and distribution lines in practically the entire state of Minas Gerais.
Companhia de Gas de Minas Gerais [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Companhia de Gás de Minas Gerais (“Gasmig”)
Percentage of share		99.57%		99.57%
Description		Acquisition, transportation and distribution of fuel gas or by-products and derivatives, through a gas distribution concession in the state of Minas Gerais.
Efficientia S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Cemig Sim
Percentage of share		100.00%		100.00%
Description		A wholly owned subsidiary of CEMIG that operates in distributed generation and energy solutions, with investments in the acquisition of photovoltaic plants. Currently CEMIG SIM has reached 14,000 customers, providing energy efficiency, optimization and solution services, through studies and project execution, as well as operation and maintenance services for energy supply facilities.
Companhia De Transmissao Centroeste De Minas Centroeste [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Companhia de Transmissão Centroeste de Minas (“Centroeste”)
Percentage of share		100.00%		100.00%
Description		Construction, implementation, operation and maintenance of electricity transmission facilities in the National Interconnected System.
Sete Lagoas Transmissora De Energia S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Sete Lagoas Transmissora de Energia S.A. (“Sete Lagoas”)
Percentage of share		100.00%		100.00%
Description		Operation of public electricity transmission service concessions, provided through the construction, operation and maintenance of electricity transmission facilities at the Sete Lagoas 4 Substation, in the municipality of Sete Lagoas, Minas Gerais.
Photovoltaic power plants [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Photovoltaic power plants
Percentage of share		100.00%		100.00%
Description		Photovoltaic solar power generation for the distributed generation market.

[1]	(2) On August 13, 2024, the process of sale of the interest to Vale S.A. was completed. For more information, please see Note 31.
[2]	On July 20, 2023, control of these investments was acquired, and they have since been consolidated by the Company
[3]	On October 29, 2024 an EGM (Extraordinary General Meeting) approved change of the name of Cemig Baguari S.A. to UFV Boa Esperança S.A.